Additional information on the consolidated statements of loss (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure Of Detailed Information About Consolidated Statements Of Loss Explanatory [Table Text Block]
	2018	2017
	$	$
Revenues

Royalty interests	92,110	74,041
Stream interests	35,457	19,751
Offtake interests	362,905	119,424

	490,472	213,216

Cost of sales

Royalty interests	245	286
Stream interests	13,181	7,385
Offtake interests	357,879	117,974

	371,305	125,645

Operating expenses by nature

Depletion and depreciation	52,786	28,210
Impairment of assets	166,316	89,000
Gain on disposal of assets	(9,094)	(20)
Employee benefit expenses (see below)	14,015	22,432
Professional fees	3,827	13,183
Rent and office expenses	1,704	1,180
Travel expenses	1,363	1,637
Communication and promotional expenses	1,166	1,194
Public company expenses	639	920
Cost recoveries from associates	(677)	(532)
Other expenses	653	802

	232,698	158,006

Employee benefit expenses

Salaries and wages	12,705	15,501
Share-based compensation	5,791	10,524
Cost recoveries from associates	(4,481)	(3,593)

	14,015	22,432
50
	2018	2017
	$	$
Other gains, net

Change in fair value of financial assets at fair value through profit and loss	(7,837)	1,665
Net gain on dilution of investments in associates	1,545	30,560
Gain (loss) on acquisition of investments(i)	1,934	(2,099)
Net gain on disposal of investments(ii)	6,956	703

	2,598	30,829